Portfolio of Investments
Lifestyle Income Fund February 29, 2024

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.7%
1,731,373
TIAA-CREF Core Bond Fund $ 15,634,299
1,725,635
TIAA-CREF Core Plus Bond Fund 15,634,255
TOTAL FIXED INCOME 31,268,554
INTERNATIONAL EQUITY—7.1%
119,709
TIAA-CREF Emerging Markets Equity Fund 927,747
180,738
TIAA-CREF International Equity Fund 2,439,965
95,971
TIAA-CREF International Opportunities Fund 1,447,244
73,100
TIAA-CREF Quant International Small-Cap Equity Fund 771,204
TOTAL INTERNATIONAL EQUITY 5,586,160
SHORT-TERM FIXED INCOME—39.8%
3,146,202
TIAA-CREF Short-Term Bond Fund 31,367,635
TOTAL SHORT-TERM FIXED INCOME 31,367,635
U.S. EQUITY—13.3%
26,054
Nuveen Dividend Growth Fund 1,525,225
101,300
Nuveen Dividend Value Fund 1,484,048
64,630
Nuveen Growth Opportunities ETF 1,848,418
107,159
TIAA-CREF Growth & Income Fund 1,537,732
70,687
TIAA-CREF Large-Cap Growth Fund 1,835,036
70,694
TIAA-CREF Large-Cap Value Fund 1,481,754
19,694
TIAA-CREF Quant Small-Cap Equity Fund 360,798
29,990
TIAA-CREF Quant Small/Mid-Cap Equity Fund 432,463
TOTAL U.S. EQUITY 10,505,474
TOTAL AFFILIATED INVESTMENT COMPANIES 78,727,823
(Cost $79,245,466)
TOTAL INVESTMENTS—99.9% 78,727,823
(Cost $79,245,466)
OTHER ASSETS & LIABILITIES, NET—0.1% 49,957
NET ASSETS—100.0% $ 78,777,780
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Conservative Fund February 29, 2024
Portfolio of Investments

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—39.4%
3,422,189
TIAA-CREF Core Bond Fund $ 30,902,369
10,234,828
TIAA-CREF Core Plus Bond Fund 92,727,538
TOTAL FIXED INCOME 123,629,907
INTERNATIONAL EQUITY—14.1%
947,533
TIAA-CREF Emerging Markets Equity Fund 7,343,378
1,427,346
TIAA-CREF International Equity Fund 19,269,175
757,855
TIAA-CREF International Opportunities Fund 11,428,447
580,089
TIAA-CREF Quant International Small-Cap Equity Fund 6,119,936
TOTAL INTERNATIONAL EQUITY 44,160,936
SHORT-TERM FIXED INCOME—19.8%
6,223,130
TIAA-CREF Short-Term Bond Fund 62,044,604
TOTAL SHORT-TERM FIXED INCOME 62,044,604
U.S. EQUITY—26.5%
206,017
Nuveen Dividend Growth Fund 12,060,231
800,711
Nuveen Dividend Value Fund 11,730,419
508,923
Nuveen Growth Opportunities ETF 14,555,198
847,558
TIAA-CREF Growth & Income Fund 12,162,459
559,831
TIAA-CREF Large-Cap Growth Fund 14,533,204
560,264
TIAA-CREF Large-Cap Value Fund 11,743,142
155,766
TIAA-CREF Quant Small-Cap Equity Fund 2,853,628
237,202
TIAA-CREF Quant Small/Mid-Cap Equity Fund 3,420,456
TOTAL U.S. EQUITY 83,058,737
TOTAL AFFILIATED INVESTMENT COMPANIES 312,894,184
(Cost $300,846,693)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$230,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 230,000
TOTAL REPURCHASE AGREEMENT 230,000
TOTAL SHORT-TERM INVESTMENTS 230,000
(Cost $230,000)
TOTAL INVESTMENTS—99.9% 313,124,184
(Cost $301,076,693)
OTHER ASSETS & LIABILITIES, NET—0.1% 222,177
NET ASSETS—100.0% $ 313,346,361
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $230,034 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $234,688.

Portfolio of Investments
Lifestyle Moderate Fund February 29, 2024

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.3%
24,091,418
TIAA-CREF Core Plus Bond Fund $ 218,268,248
TOTAL FIXED INCOME 218,268,248
INTERNATIONAL EQUITY—21.0%
2,511,063
TIAA-CREF Emerging Markets Equity Fund 19,460,735
3,789,017
TIAA-CREF International Equity Fund 51,151,734
2,008,637
TIAA-CREF International Opportunities Fund 30,290,246
1,533,407
TIAA-CREF Quant International Small-Cap Equity Fund 16,177,439
TOTAL INTERNATIONAL EQUITY 117,080,154
U.S. EQUITY—39.7%
546,530
Nuveen Dividend Growth Fund 31,993,872
2,123,607
Nuveen Dividend Value Fund 31,110,845
1,352,796
Nuveen Growth Opportunities ETF 38,689,966
2,244,294
TIAA-CREF Growth & Income Fund 32,205,620
1,483,984
TIAA-CREF Large-Cap Growth Fund 38,524,230
1,480,736
TIAA-CREF Large-Cap Value Fund 31,036,221
412,881
TIAA-CREF Quant Small-Cap Equity Fund 7,563,975
628,422
TIAA-CREF Quant Small/Mid-Cap Equity Fund 9,061,840
TOTAL U.S. EQUITY 220,186,569
TOTAL AFFILIATED INVESTMENT COMPANIES 555,534,971
(Cost $509,919,885)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$350,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 350,000
TOTAL REPURCHASE AGREEMENT 350,000
TOTAL SHORT-TERM INVESTMENTS 350,000
(Cost $350,000)
TOTAL INVESTMENTS—100.0% 555,884,971
(Cost $510,269,885)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (166,523)
NET ASSETS—100.0% $ 555,718,448
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $350,052 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $357,059.

Lifestyle Growth Fund February 29, 2024
Portfolio of Investments

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.5%
6,495,779
TIAA-CREF Core Plus Bond Fund $ 58,851,760
TOTAL FIXED INCOME 58,851,760
INTERNATIONAL EQUITY—27.9%
1,807,460
TIAA-CREF Emerging Markets Equity Fund 14,007,811
2,721,152
TIAA-CREF International Equity Fund 36,735,557
1,445,992
TIAA-CREF International Opportunities Fund 21,805,564
1,103,528
TIAA-CREF Quant International Small-Cap Equity Fund 11,642,224
TOTAL INTERNATIONAL EQUITY 84,191,156
U.S. EQUITY—52.5%
391,200
Nuveen Dividend Growth Fund 22,900,834
1,525,592
Nuveen Dividend Value Fund 22,349,917
968,653
Nuveen Growth Opportunities ETF 27,703,476
1,613,892
TIAA-CREF Growth & Income Fund 23,159,352
1,066,113
TIAA-CREF Large-Cap Growth Fund 27,676,301
1,067,726
TIAA-CREF Large-Cap Value Fund 22,379,532
296,499
TIAA-CREF Quant Small-Cap Equity Fund 5,431,854
451,133
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,505,337
TOTAL U.S. EQUITY 158,106,603
TOTAL AFFILIATED INVESTMENT COMPANIES 301,149,519
(Cost $258,581,730)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$230,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 230,000
TOTAL REPURCHASE AGREEMENT 230,000
TOTAL SHORT-TERM INVESTMENTS 230,000
(Cost $230,000)
TOTAL INVESTMENTS—100.0% 301,379,519
(Cost $258,811,730)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (137,948)
NET ASSETS—100.0% $ 301,241,571
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $230,034 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $234,688.

Portfolio of Investments
Lifestyle Aggressive Growth Fund February 29, 2024

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
INTERNATIONAL EQUITY—34.8%
1,815,677
TIAA-CREF Emerging Markets Equity Fund $ 14,071,500
2,729,663
TIAA-CREF International Equity Fund 36,850,447
1,448,253
TIAA-CREF International Opportunities Fund 21,839,661
1,102,751
TIAA-CREF Quant International Small-Cap Equity Fund 11,634,022
TOTAL INTERNATIONAL EQUITY 84,395,630
U.S. EQUITY—65.2%
392,849
Nuveen Dividend Growth Fund 22,997,372
1,525,804
Nuveen Dividend Value Fund 22,353,024
970,142
Nuveen Growth Opportunities ETF 27,746,061
1,611,805
TIAA-CREF Growth & Income Fund 23,129,407
1,065,395
TIAA-CREF Large-Cap Growth Fund 27,657,663
1,063,953
TIAA-CREF Large-Cap Value Fund 22,300,465
296,568
TIAA-CREF Quant Small-Cap Equity Fund 5,433,122
451,611
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,512,232
TOTAL U.S. EQUITY 158,129,346
TOTAL AFFILIATED INVESTMENT COMPANIES 242,524,976
(Cost $198,493,324)
TOTAL INVESTMENTS—100.0% 242,524,976
(Cost $198,493,324)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (111,524)
NET ASSETS—100.0% $ 242,413,453
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $78,727,823 $— $— $78,727,823
Total $78,727,823 $— $— $78,727,823
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $312,894,184 $— $— $312,894,184
Short-term investments — 230,000 — 230,000
Total $312,894,184 $230,000 $— $313,124,184
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $555,534,971 $— $— $555,534,971
Short-term investments — 350,000 — 350,000
Total $555,534,971 $350,000 $— $555,884,971
1 1 1 1 1
Lifestyle Growth
Registered investment companies $301,149,519 $— $— $301,149,519
Short-term investments — 230,000 — 230,000
Total $301,149,519 $230,000 $— $301,379,519
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $242,524,976 $— $— $242,524,976
Total $242,524,976 $— $— $242,524,976
1 1 1 1 1